Concentration of Credit Risk and Off-Balance Sheet Risk	9 Months Ended
Dec. 31, 2017
Risks And Uncertainties [Abstract]
Concentration of Credit Risk and Off-Balance Sheet Risk

5. Concentration of Credit Risk and Off-Balance Sheet Risk

The Company has no off-balance sheet risk, such as foreign exchange contracts, option contracts, or other foreign hedging arrangements. Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and cash equivalents, investments and accounts receivable.

The Company maintains its cash, cash equivalents and investments with major financial institutions of high-credit quality. Although the Company deposits its cash with multiple financial institutions, its deposits, at times, may exceed federally insured limits. As of December 31, 2017, our investments consisted primarily of investment grade fixed income corporate debt securities with maturities ranging from less than 1 month to 10 months, U.S. treasury securities with maturities ranging from 2 to 7 months and non-U.S. government securities with maturities ranging from 1 to 5 months. We diversify our investment portfolio by investing in multiple types of investment-grade securities and attempt to mitigate a risk of loss by using a third-party investment manager.

Credit risk with respect to accounts receivable is dispersed due to our large number of customers. The Company’s accounts receivable are derived from revenue earned from customers primarily located in the United States, the United Kingdom, South Africa and Australia. The Company generally does not require its customers to provide collateral or other security to support accounts receivable. Credit losses historically have not been significant and the Company generally has not experienced any material losses related to receivables from individual customers, or groups of customers. Due to these factors, no additional credit risk beyond amounts provided for collection losses is believed by management to be probable in the Company’s accounts receivable. As of December 31, 2017 and March 31, 2017, no individual customer represented more than 10% of our accounts receivable. During the three and nine months ended December 31, 2017 and 2016, no individual customer represented more than 10% of our revenue.